Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Accounts Receivable - Schedule of Accounts Receivable

The breakdown of the accounts receivable balance is detailed below:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Trade accounts receivable	2,483	3,645
Allowance for credit losses	(50)	(50)
Accounts receivable from shareholders	3,218	—
Accounts receivable from board members	101	—
Accounts receivable from other related parties	911	223
Other accounts receivable	—	7
Total accounts receivable, net of allowance for credit losses	6,663	3,825